Other income/(expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other income:
Government grants (Note 23)	$ 8,970	$ 3,095	$ 3,134
Foreign exchange gains	4,998	5,060	8,661
Gain on investment in equity security (Note 12)	2,037
Others	3,705	2,119	1,154
Other income, Total	19,710	10,274	12,949
Other expense:
Provision for other taxes and surcharges	(5,510)
Impairment of property, plant and equipment	(89)	(2,915)	(3,678)
Impairment of right-of-use assets		(1,889)	(2,088)
Others	(168)	(80)	(2,636)
Other expense, Total	$ (5,767)	$ (4,884)	$ (8,402)